OCTOBER 24, 2017

SUPPLEMENT TO

THE HARTFORD GLOBAL REAL ASSET FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

SUMMARY PROSPECTUS DATED MARCH 1, 2017 AND

ALTERNATIVE FUNDS PROSPECTUS

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED AUGUST 9, 2017

(THE HARTFORD MUTUAL FUNDS, INC.)

This Supplement contains new and additional information regarding The Hartford Global Real Asset Fund and should be read in connection with your Prospectus.

Effective November 30, 2017, Jay Bhutani will no longer serve as a portfolio manager to The Hartford Global Real Asset Fund (the “Fund”).  Scott M. Elliott, Brian M. Garvey and David Chang will remain as portfolio managers to the Fund. It is anticipated that the assets managed by Mr. Bhutani will be reallocated to the other portfolio managers to the Fund or to other portfolio management teams within Wellington Management Company LLP. Accordingly, all references to Jay Bhutani in the Prospectus will be deleted in their entirety effective November 30, 2017.

This Supplement should be retained with your Prospectus for future reference.

HV-7342	October 2017